NATIONWIDE MUTUAL FUNDS

Nationwide AllianzGI International Growth Fund	Nationwide Government Money Market Fund
Nationwide American Century Small Cap Income Fund	Nationwide Inflation-Protected Securities Fund
(formerly, Nationwide U.S. Small Cap Value Fund)	Nationwide International Index Fund
Nationwide Amundi Global High Yield Fund	Nationwide International Small Cap Fund
Nationwide Amundi Strategic Income Fund	Nationwide Loomis All Cap Growth Fund
Nationwide Bailard Cognitive Value Fund	Nationwide Loomis Core Bond Fund
Nationwide Bailard International Equities Fund	Nationwide Loomis Short Term Bond Fund
Nationwide Bailard Technology & Science Fund	Nationwide Mellon Disciplined Value Fund
Nationwide Bond Fund	Nationwide Mellon Dynamic U.S. Core Fund
Nationwide Bond Index Fund	Nationwide Mid Cap Market Index Fund
Nationwide Core Plus Bond Fund	Nationwide NYSE Arca Tech 100 Index Fund
Nationwide Diamond Hill Large Cap Concentrated Fund	(formerly, Nationwide Ziegler NYSE Arca Tech 100 Index Fund)
Nationwide Emerging Markets Debt Fund	Nationwide S&P 500 Index Fund
Nationwide Fund	Nationwide Small Cap Index Fund
Nationwide Geneva Mid Cap Growth Fund	Nationwide Small Company Growth Fund
Nationwide Geneva Small Cap Growth Fund	Nationwide WCM Focused Small Cap Fund
Nationwide Global Sustainable Equity Fund

Supplement dated August 12, 2021
to the Statement of Additional Information (“SAI”) dated March 1, 2021

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Nationwide Global Sustainable Equity Fund

Effective immediately, the SAI is amended as follows:

1.	All references to, and information regarding, Bruno Bertocci in the SAI are deleted in their entirety.

2.	The table included in the section “Investments in Each Fund” under the heading “Appendix C – Portfolio Managers” is supplemented to include the following:

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund
UBS Asset Management (Americas) Inc.
Adam Jokich, CFA[1]	Nationwide Global Sustainable Equity Fund	None
[1]	Information provided is as of May 31, 2021.

3.	The table included in the section “Other Managed Accounts” under the heading “Appendix C – Portfolio Managers” is supplemented to include the following:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category
UBS Asset Management (Americas) Inc.
Adam Jokich, CFA[1]	Mutual Funds: 1 account, $138.3 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)

Other Pooled Investment Vehicles: 6 accounts, $707.7 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 199 accounts, $2.9 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
[1]	Information provided is as of May 31, 2021.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE